Share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
Share-based payments
Schedule of share-based compensation expenses recognized

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
—Cost of revenue	—	—	2,294
—Research and development expenses	—	—	29,206
—Selling and marketing expenses	—	—	25,916
—General and administrative expenses	376	7,751	18,948
Total	376	7,751	76,364

Value of employee's services (Note 7)	376	7,751	62,315
Value of non-employee's services	—	—	14,049
Total	376	7,751	76,364

Schedule of movements in the number of share options

	Number of share options
	For the year ended
	December 31,
	2017	2018	2019
At the beginning of the year	—	19,515,600	24,541,500
Granted	19,515,600	8,597,400	2,431,000
Forfeited	—	(3,571,500)	(2,502,175)
At the end of the year	19,515,600	24,541,500	24,470,325

Schedule of share options outstanding

				Number of
				share options
	Expiry	Exercise	Fair value	At December 31,
Grant Year	Year	price	of options	2018	2019
2017	2027	RMB1.33	RMB0.62	3,149,100	2,900,900
2017	2027	RMB2.00	RMB0.52	12,980,000	12,169,225
2018	2028	RMB52.00	RMB26.00	8,412,400	7,219,200
2019	2029	RMB52.00	RMB23.42	—	2,181,000
				24,541,500	24,470,325

Schedule of key assumptions of the share option

	November 7,	November 8,	June 1,
Date of grant	2017	2018	2019
Discount rate	24.0%	17.0%	17.0%
Risk‑free interest rate	3.9%	3.6%	3.3%
Volatility	51.6%	51.2%	46.0%
Dividend yield	0.0%	0.0%	0.0%

Schedule of movements in the number of restricted share units

	Number of restricted share units
	For the year ended December 31,
	2018	2019

At the beginning of the year	—	—
Granted	—	2,377,000
Forfeited	—	(71,000)
At the end of the year	—	2,306,000

Schedule of key assumptions of the restricted share units

Date of grant	September 10, 2019
Discount rate	15.0%
Risk-free interest rate	2.9%
Volatility	43.9%
Dividend yield	0.0%